Supplementary Oil And Gas Information (Capitalized Costs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	$ 50,953	$ 50,690	$ 46,821
Unproved oil and gas properties	1,295	1,426	2,158
Total capital cost	52,248	52,116	48,979
Accumulated DD&A	45,302	38,312	34,203
Net capitalized costs	6,946	13,804	14,776
Canada [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	26,024	27,259	24,820
Unproved oil and gas properties	716	968	1,114
Total capital cost	26,740	28,227	25,934
Accumulated DD&A	23,962	20,906	17,985
Net capitalized costs	2,778	7,321	7,949
United States [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	24,825	23,319	21,834
Unproved oil and gas properties	579	458	1,044
Total capital cost	25,404	23,777	22,878
Accumulated DD&A	21,236	17,294	16,051
Net capitalized costs	4,168	6,483	6,827
Other [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	104	112	167
Total capital cost	104	112	167
Accumulated DD&A	104	112	167
Net capitalized costs